CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 283	$ 958	$ 15,536
Restricted cash	15,327	1	3
Total cash, cash equivalents and restricted cash	$ 15,610	$ 959	$ 15,539	$ 18,472